SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2019
Yueshang Information Technology (Beijing) Limited [Member] | September 4, 2019 [Member]
Exchange rate	1.35
Average exchange rate	1.35
WeTrade Information Technology Limited [Member] | December 12 ,2019 [Member]
Exchange rate	6.96
Average exchange rate	7.01